Shareholders’ Equity (Details) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]	500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0008	$ 0.0008
Conversion of ordinary shares			20,000,000
Conversion of securities			3,581,061
Share issued for services			501,875
Reverse shares issued			200,000
Share options [Member]
Shareholders’ Equity [Line Items]
Options exercised		1,694,000	1,694,000
AIB [Member]
Shareholders’ Equity [Line Items]
Conversion of securities			3,581,061
PSI [Member]
Shareholders’ Equity [Line Items]
Conversion of ordinary shares			200,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized		500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0008

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.